Revenue information	6 Months Ended
Jun. 30, 2023
Revenue information
Revenue information

20.Revenue information

Revenue consists of the following:

	For the six months ended June 30,
	2022	2023
	RMB	RMB
Base commission from transactions	117,080	143,563
Innovation initiatives and other value-added services	27,754	9,925
	144,834	153,488

As the Group generates substantially all of its revenues from customers domiciled in the PRC, no geographical segments are presented. All of the Group’s long-lived assets are located in the PRC.

Innovation initiatives and other value-added services primarily consists of sales incentive income, franchise income, financial services income, loan facilitation services, parking space transaction services, income from software as a service (“SaaS”) platform participants and revenue from other value-added services rendered to the Registered Agents and market participants.